Income Tax - Schedule of Income Tax Expense and Effective Tax Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current: Federal
Total Current
Deferred: Federal	(224,500)	(634,600)
Total Deferred	(224,500)	(634,600)
Valuation Allowance	341,300
Total Income Tax (Benefit) Expense	$ 116,800	$ (634,600)